Unsecured Notes Payable and Warrants (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Balance	$ 24	$ 20
Grants		4
Balance	24	24
PPL [Member]
Statement Line Items [Line Items]
Balance	22	20
Grants		2
Balance	22	22
Eygen [Member]
Statement Line Items [Line Items]
Balance	2
Grants		2
Balance	$ 2	$ 2